Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as of December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Insurance and other claims	$1,761	$348
Advances to suppliers and other assets	2,128	68
Prepaid vessel expenditure	840	327
Prepaid insurances	787	418
Other	698	215
Total	$6,214	$1,376